Investment Properties (Tables)	12 Months Ended
Dec. 31, 2011
Investment Properties
Schedule of investment properties

	2011	2010
Land	$3,136,981	$2,929,054
Buildings and improvements	26,196,349	24,263,169

Total land, buildings and improvements	29,333,330	27,192,223
Furniture, fixtures and equipment	323,716	316,512

Investment properties at cost	29,657,046	27,508,735
Less — accumulated depreciation	8,388,130	7,711,304

Investment properties at cost, net	$21,268,916	$19,797,431

Construction in progress included above	$464,076	$125,227